Schedule of financial assets at amortized cost (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total Current		$ 361
Total Current	243	117
Government bonds member
IfrsStatementLineItems [Line Items]
Total Current		361
Total Current	$ 243	$ 117